CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	28,136,775	28,499,993
Common stock, shares outstanding	28,136,775	28,499,993
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, shares issued	11,782,997	11,782,997
Preferred stock, shares outstanding	11,782,997	11,782,997